Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

October 31, 2018

Dates Covered
Collections Period	10/01/18 - 10/31/18
Interest Accrual Period	10/15/18 - 11/14/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/18	438,582,085.37	21,366
Yield Supplement Overcollateralization Amount 09/30/18	21,590,561.31	0
Receivables Balance 09/30/18	460,172,646.68	21,366
Principal Payments	15,512,631.31	332
Defaulted Receivables	927,223.75	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/18	20,519,973.33	0
Pool Balance at 10/31/18	423,212,818.29	20,994

Pool Statistics	$ Amount	# of Accounts
Pool Factor	62.96%
Prepayment ABS Speed	1.44%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,842,881.72	168
Past Due 61-90 days	1,691,262.44	72
Past Due 91-120 days	368,722.66	21
Past Due 121+ days	0.00	0
Total	5,902,866.82	261

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.33%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.46%
Delinquency Trigger Occurred	NO

Recoveries	554,735.42
Aggregate Net Losses/(Gains) - October 2018	372,488.33
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.97%
Prior Net Losses Ratio	0.80%
Second Prior Net Losses Ratio	1.08%
Third Prior Net Losses Ratio	0.57%
Four Month Average	0.86%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.71%

Overcollateralization Target Amount	8,675,862.77
Actual Overcollateralization	8,675,862.77
Weighted Average APR	3.30%
Weighted Average APR, Yield Adjusted	5.53%
Weighted Average Remaining Term	53.23

Flow of Funds	$ Amount

Collections	17,329,409.51
Investment Earnings on Cash Accounts	27,927.38
Servicing Fee	(383,477.21)
Transfer to Collection Account	0.00
Available Funds	16,973,859.68

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	701,792.24
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	6,378,334.33
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	8,675,862.77
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,194,861.59

Total Distributions of Available Funds	16,973,859.68

Servicing Fee	383,477.21
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 10/15/18	429,591,152.62
Principal Paid	15,054,197.10
Note Balance @ 11/15/18	414,536,955.52

Class A-1
Note Balance @ 10/15/18	0.00
Principal Paid	0.00
Note Balance @ 11/15/18	0.00
Note Factor @ 11/15/18	0.0000000%

Class A-2a
Note Balance @ 10/15/18	68,455,576.31
Principal Paid	7,527,098.55
Note Balance @ 11/15/18	60,928,477.76
Note Factor @ 11/15/18	48.7427822%

Class A-2b
Note Balance @ 10/15/18	68,455,576.31
Principal Paid	7,527,098.55
Note Balance @ 11/15/18	60,928,477.76
Note Factor @ 11/15/18	48.7427822%

Class A-3
Note Balance @ 10/15/18	229,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	229,000,000.00
Note Factor @ 11/15/18	100.0000000%

Class A-4
Note Balance @ 10/15/18	52,030,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	52,030,000.00
Note Factor @ 11/15/18	100.0000000%

Class B
Note Balance @ 10/15/18	11,650,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	11,650,000.00
Note Factor @ 11/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	724,800.99
Total Principal Paid	15,054,197.10
Total Paid	15,778,998.09

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	91,844.56
Principal Paid	7,527,098.55
Total Paid to A-2a Holders	7,618,943.11

Class A-2b
One-Month Libor	2.27950%
Coupon	2.37950%
Interest Paid	140,266.43
Principal Paid	7,527,098.55
Total Paid to A-2b Holders	7,667,364.98

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0970530
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.7859132
Total Distribution Amount	23.8829662

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.7347565
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	60.2167884
Total A-2a Distribution Amount	60.9515449

A-2b Interest Distribution Amount	1.1221314
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	60.2167884
Total A-2b Distribution Amount	61.3389198

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	423.69
Noteholders' Principal Distributable Amount	576.31

Account Balances	$ Amount

Reserve Account
Balance as of 10/15/18	1,664,191.04
Investment Earnings	2,917.62
Investment Earnings Paid	(2,917.62)
Deposit/(Withdrawal)	-
Balance as of 11/15/18	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04